Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Expected Life [Member]
Expected life (years)	6 months	6 months
Risk Free Interest Rate [Member]
Risk-free interest rate	2.44%	2.06%
Expected Volatility [Member]
Expected volatility	138.00%	151.00%